Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 543	$ 636
Work in progress	1,931	2,151
Total inventories	$ 2,474	$ 2,787